Stein Roe Mutual Funds

Semiannual Report
March 31, 2001

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Stein Roe Equity Funds

Growth and Income Funds

           Balanced Fund

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Stein Roe Mutual Funds
Sensible Risks. Intelligent Investments.(R)

Contents
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From the President................................................     1

   Stephen Gibson's thoughts on the markets and investing

Performance Summary...............................................     2

Questions & Answers...............................................     3

   Interview with the portfolio manager and a summary of investment activity

Fund Highlights...................................................     6

Portfolio of Investments..........................................     7

   A complete list of investments with market values

Financial Statements..............................................    16

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements.....................................    22

Financial Highlights..............................................    28

   Selected per-share data





















                Must be preceded or accompanied by a prospectus.

From the President
-------------------------------------------------------------------------------

To Our Shareholders
The difficult market environment of the last six months, the stock and bond markets has taken some new and surprising turns. In April alone -- as the Federal Reserve's fourth rate cut this year spurred strong gains for both the stock and bond markets -- we have seen the stock markets regain some of the ground lost during the previous six months.
   Such reversals are difficult to time correctly, even for professional money managers. That is why a fund that invests across multiple asset classes can often provide a valuable anchor to an investor's portfolio in a changing economic environment. The past six-month period was no different as investors continued to adjust to a slowing economy by shifting out of growth stocks and into more defensive issues with reliable earnings histories. The rotation out of technology shares was painful for many, but broadly diversified portfolios--such as this fund--weathered the storm better than many funds that invest solely in common stocks.
   It has been my experience that the markets tend to be more volatile during periods of transition. I expect this unevenness to continue for the next six months as investors seek to realign their portfolios for the new slower growth environment. For those of you who invested in the fund seeking less volatility than the stock market, I expect that this fund was an especially good place to invest over the past six months.
   In the meantime, your fund's portfolio manager, Harvey Hirschhorn, will continue to look for attractive opportunities across the fixed income, domestic and foreign markets. His report detailing this strategy follows.

   Sincerely,

   /s/ Stephen E. Gibson

   Stephen E. Gibson
   President
   May 16, 2001

There can be no assurance that the trends described in this report will continue or come to pass because economic and market conditions change frequently.



photo of Stephen E. Gibson

Performance Summary
-------------------------------------------------------------------------------

                           Average annual total return
                           Period ended March 31, 2001

                                           SIX MONTHS      ONE        FIVE         TEN
                                          (CUMULATIVE)    YEAR       YEARS       YEARS
--------------------------------------------------------------------------------------
Stein Roe Balanced Fund, Class S             -12.05%    -13.09%       7.95%       9.85%
S&P 500 Index                                -18.74     -21.67       14.18       14.41
Lehman Bros. Aggregate Bond Index              7.37      12.53        7.48        7.98
Morningstar(R) Domestic Hybrid Category       -6.59      -5.38        8.93       10.25

(C)2001 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

Investment Comparisons
--------------------------------------------------------------------------------
Growth of a $10,000 Investment,  March 31, 1991 to March 31, 2001

--------------------------------------------------------------------------------
Balanced Fund

           Balanced  Morningstar       Lehman                      Unmanaged
               Fund     Domestic     Brothers     S&P 500    Blend: 60% MSCI
            Class S       Hybrid    Aggregate       Index       World Index/
                        Category   Bond Index                     40% Lehman
                                                          Brothers Aggregate
                                                                  Bond Index

3/31/91       10000        10000        10000       10000              10000
              10122      10055.2        10110       10024              10089
            10408.5      10318.3      10168.6       10455            10247.9
            10125.3      10047.2      10163.6     9976.19            9862.64
            10494.9      10345.3      10304.8     10441.1              10191
            10833.9      10591.3      10527.4     10687.5            10258.8
            10833.9      10622.5      10741.1       10509              10501
            10892.4      10767.7      10860.3     10649.8            10647.3
            10685.5      10556.9      10960.3     10221.7            10410.6
            11530.7        11309      11285.8       11389            10977.7
              11518      11274.3      11132.3     11177.2            10794.8
            11560.6      11404.6      11204.7     11321.4            10712.1
3/31/92     11376.8      11254.9      11141.9     11101.7            10391.7
            11507.6        11365      11222.1       11427            10504.5
            11771.1      11507.7      11434.2       11483              10827
            11615.8      11414.3        11592     11311.9            10678.7
              11970      11759.9      11828.5     11773.4            10786.6
            11978.4      11668.8        11948     11533.3            10979.7
            12040.7      11820.8      12090.1     11669.4            10977.7
            11978.1      11819.7      11929.3       11709            10745.1
            12226.1      12082.1      11934.1     12107.1            10852.1
            12438.8      12264.7      12121.5     12256.1            10974.5
            12589.3      12458.8      12354.2       12359            11085.9
            12807.1      12572.7      12570.4     12527.1            11316.2
3/31/93     13115.7      12811.4      12623.2     12791.4            11700.1
            12943.9      12701.5      12711.6     12481.9            12042.1
            13066.9      12895.1      12728.1     12815.1            12207.3
            13175.3      13043.4      12958.5     12852.3            12238.3
            13220.1      13087.3      13032.3     12800.9              12411
            13614.1        13469      13260.4       13286            12830.5
            13793.8      13526.3      13296.2     13183.7            12704.1
              14009      13669.3      13345.4     13456.6            12925.4
            13752.6      13491.2        13232     13328.8              12449
            13972.7      13738.9      13303.4     13490.1            12826.1
            14358.3      14073.6        13483     13948.7              13391
            14171.7      13803.8      13248.4     13570.7            13191.6
3/31/94     13556.6        13322      12921.2     12980.4              12719
            13503.7      13338.4      12817.8     13146.6            12909.5
            13479.4      13384.4      12816.5     13360.8            12926.8
            13356.8      13161.9      12788.3     13033.5            12892.2
            13633.3      13448.1      13042.8       13461            13140.2
            14008.2      13765.4      13058.5     14011.6            13383.3
            13841.5      13528.6      12866.5     13669.7            13090.3
            13766.7      13595.4      12854.9     13975.9            13309.7
            13312.4      13287.8      12826.6     13467.2            12942.3
            13396.3      13391.3      12915.2     13666.5            13051.1
            13555.7      13568.6      13170.9     14020.4            13032.7
            13886.5        13959      13484.3     14565.8            13269.1
3/31/95     14132.3      14203.4      13566.6     14995.5            13680.1
              14422      14473.4      13756.5     15436.4            14041.6
            14730.6      14953.3      14288.9     16052.3            14325.4
            14995.7      15223.7      14393.2     16424.7            14362.9
            15306.2      15566.7      14361.5     16968.4            14778.7
            15511.3      15693.5      14535.3     17010.8              14645
            15847.9      16027.8      14676.3     17728.6            14956.6
            15614.9      15991.3      14867.1     17664.8            14887.5
            16142.7      16453.7      15090.1     18438.5            15285.2
            16431.6      16695.9      15301.4     18794.4            15637.9
            16834.2      17001.3      15402.4     19433.4            15848.7
            17206.2        17046      15134.4     19614.1            15798.6
3/31/96     17450.6      17106.7      15028.4     19802.4            15916.1
            17455.8      17272.5      14944.3     20093.5            16113.2
            17635.6        17474      14914.4     20609.9            16108.3
            17593.3        17492      15114.2     20688.3              16238
            17185.1      17039.3        15155     19773.8            15892.5
            17606.1      17329.3      15129.3     20191.1            15993.2
            18199.5      17922.9      15392.5     21325.8            16485.3
            18696.3      18245.7      15734.2     21914.4            16692.2
            19449.8      19011.2      16003.3     23568.9            17380.1
            19233.9      18844.9      15854.5     23102.3            17142.7
            19872.5        19330      15903.6     24543.8            17290.9
            19645.9      19360.5      15943.4     24737.7            17430.3
3/31/97       19255      18867.8      15766.4     23723.5            17138.4
            19732.5      19329.1      16002.9     25137.4              17585
            20551.4      20128.7      16154.9     26673.3            18333.7
            21153.5        20696      16347.2     27860.3            19000.6
            22363.5      21799.7      16788.5     30075.2            19749.1
            21571.8      21269.1      16645.8       28391            18817.5
            22495.1      22073.5      16890.5     29943.9            19574.4
            22083.5      21711.9      17135.4     28943.8            18995.6
            22335.2      22011.5      17214.3     30283.9            19239.6
            22592.1      22275.7      17388.1     30804.8            19457.4
            22743.4      22411.1      17610.7     31143.6            19892.7
            23393.9      23273.3      17596.6     33389.1            20754.3
3/31/98       23960      23900.5      17656.4     35098.6            21355.7
            23988.8      24052.5      17748.2     35456.6            21529.6
            23681.7      23830.5      17916.9     34846.8            21413.8
            24010.9      24173.9      18069.2     36261.6            21810.9
            23924.5      23852.6      18107.1     35877.2            21799.9
            21783.2      21926.8      18402.2     30692.9            19974.6
            22523.8      22735.4      18832.9     32660.3            20367.6
            23476.6        23540        18733     35312.4            21485.3
            24338.2      24327.7      18839.8     37452.3            22357.7
            25343.4        25085      18896.3     39609.5            23102.2
            25984.6      25453.5      19030.5     41265.2            23494.7
            25366.1      24764.7      18697.5     39981.9            22937.4
3/31/99     25797.3      25303.6      18800.3     41581.2            23620.1
            26132.7      26027.5      18860.5     43190.3            24276.9
            25722.4      25676.2      18694.5       42171            23596.4
            26676.7      26307.5      18634.7     44503.1              24322
            26180.5        25910      18554.5     43119.1            24237.6
            26039.2      25660.8      18545.3     42903.5              24202
            26070.4      25373.6      18760.4     41727.9            24123.5
            26810.8        26024      18829.8     44369.3            25012.2
            27164.7      26357.1      18827.9       45270            25500.9
            28452.3        27240      18737.5     47931.9            26916.7
            27692.6      26560.4      18675.7     45525.7            25777.1
            27789.6        26767      18901.7     44665.2            25915.1
3/31/00     29426.4        27975      19151.2     49033.5            27281.4
            28422.9      27501.1      19095.7     47557.6            26427.2
              27755        27211      19086.1     46582.7            25946.2
            28823.6      27715.2      19483.1     47728.6            26718.4
            28682.3      27644.3      19660.4       46984            26253.8
            30145.1      28839.9      19945.5     49901.7            26963.6
              29078      28249.8      20071.1     47266.9            26001.9
            28801.7      28128.9      20203.6     47068.4            25751.2
            27378.9      27108.1      20534.9     43359.4            24809.4
            27814.3      27785.5      20916.9     43571.9            25227.7
            28367.8      28328.7      21259.9     45118.7            25697.1
            26645.8      27211.7      21444.9     41008.4            24316.5
3/31/01     25576.2      26302.3      21552.1     38412.5            23314.4

Past performance is no guarantee of future investment results. Mutual fund performance changes over time. Please visit libertyfunds.com or steinroe.com for daily performance updates. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on March 31, 1991, and reinvestment of income and capital gains distributions. The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. The Morgan Stanley Capital International World Index (MSCI World) is an unmanaged index that tracks the performance of global stocks.

Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index.

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Questions & Answers
-------------------------------------------------------------------------------

An interview with Harvey Hirschhorn, portfolio manager of the Stein Roe Balanced Fund and SR&F Balanced Portfolio

                                    Fund Data
   Investment Objective:
   Stein Roe Balanced Fund seeks long-term growth of capital and current income, consistent with reasonable investment risk, by investing primarily in a diversified portfolio of equities, debt securities and cash.

   Fund Inception:
   August 25, 1949

   Total Net Assets:
   $196.6 million

   artwork: compass rose


Q: The six-month period that ended on March 31, 2001 could be characterized as a difficult one for investors. How did the Stein Roe Balanced Fund perform during this period?

Hirschhorn: Although the news from the equity markets was dismal, the fund outperformed its benchmark, the S&P 500. The fund posted a return of negative 12.05%; the return for the S&P 500 was negative 18.74% for the same period.
   An overall good showing from the bond markets bolstered the fund's performance. The Lehman Aggregate Bond Index returned 7.37%. Since we had anticipated a better climate for fixed-income securities -- one in which interest rates are declining -- we significantly increased duration, principally by adding Treasury securities. Within the portfolio's corporate bond holdings, we increased our weighting in higher quality bonds (those rated A and higher). Those higher quality bonds performed better than the lower quality ones (rated
BBB). Overall, Treasuries outperformed corporate bonds by approximately one half of one percentage point during this reporting period.
   Although fund performance was better than the S&P 500, it did not perform as well as many of its peers. The return for the Morningstar(R) Domestic Hybrid Category was negative 6.59%. Compared to the average of its peers, the fund was overweight in technology even though we had reduced our holdings over the past six months. In previous years, this overweight position contributed positively to fund performance. This was not the case during this period.

photo of Harvey Hirschhorn

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Questions & Answers Continued
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Q: So technology investments were a major contributing factor to the decline in fund performance?

Hirschhorn: Yes, despite the steps we had taken to reduce our exposure. Unfortunately, in February 2001 some of our high-quality technology names -- Cisco Systems, Inc. (0.7% of net assets), EMC Corporation (0.5% of net assets), Sun Microsystems Inc. (0.6% of net assets) and Oracle Corporation (0.7% of net assets) -- hit a downdraft. These companies were significant underperformers during this period and, consequently, this had a negative impact on our performance. Although we had taken steps that were in the right direction, in retrospect we did not go far enough to reduce our exposure.

Q: What other investment strategies did you employ during this period?

Hirschhorn: We took a number of steps beginning last fall to improve the fund's yield. We bought a number of real estate investment trusts (REITs). Simon Property Group (0.4% of net assets) is a mall REIT. This company is the largest owner and operator of large shopping malls in the country. We also bought Equity Residential Properties Trust (0.2% of net assets), which owns and operates multifamily residential properties in 35 states. Given our belief that interest rates were coming down, we wanted to be in areas like REITs that are generally sensitive to interest rates. Also, the yields on REITs were significantly above the yields in the market, from between four and seven percent compared to one percent in the overall market.
   We also bought General Dynamics Corporation (0.5% of net assets) and Raytheon Company (0.4% of net assets); both were value names. With a new presidential administration at the helm, we felt that there may be an increase in the level of defense spending. General Dynamics has an outstanding management and product line. Raytheon provides many of the electronic products and services that are critical to a number of systems.

Q: What is your outlook?

Hirschhorn: We believe the overall US economy may skirt a recession. Certain industries and sectors may either experience a recession, or feel as if they are in one. Corporate profitability should continue to be very challenging over the next six to twelve months. A number of companies may continue to miss their earnings projections and we may see many companies that curtail or shut down operations. The Federal Reserve Board may further reduce its short-term interest rates in an effort to stimulate growth. Additional rate reductions may

Questions & Answers Continued
--------------------------------------------------------------------------------

provide support to the consumer, the housing and automobile industries and, eventually, the capital-investing sector, which includes the technology area.

   During the difficult months ahead, we will continue to hold to our investment strategy of a broadly diversified portfolio consisting of fixed-income, US equity as well as non-US equity securities. We will also continue to make moderate adjustments to the portfolio based on our evaluation and reevaluation of the market and our investment securities.

There are also specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries and political developments.

Past performance is no guarantee of future investment results. Share price and investment returns will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of all distributions. Portfolio holdings are as of March 31, 2001 and are subject to change.

Sector breakdowns are calculated as a percentage of equity market value. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings and sector breakdown in the future.

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the US Office of Management and Budget. The sector classifications used on the next page are based upon the advisor's defined criteria as used in the investment process.

Fund Highlights as of March 31, 2001
--------------------------------------------------------------------------------
                             SR&F Balanced Portfolio

                    Top 10 equity holdings (% of net assets)
--------------------------------------------------------------------------------

General Electric Co.            6.06     BP Amoco plc ADR                 1.80
Citigroup, Inc.                 5.23     American International Group     1.67
Wal-Mart Stores, Inc.           2.12     Intel Corporation                1.55
Bank of America Corporation     1.89     Bristol-Myers Squibb Company     1.37
Exxon Mobil Corporation         1.83     AOL Time Warner                  1.33

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                              Portfolio highlights

                                          PORTFOLIO          S&P 500 INDEX
--------------------------------------------------------------------------------
Number of holdings                            184                   500
Dollar Weighted Median
     Market Capitalization ($M)            59,132                59,622

--------------------------------------------------------------------------------
                            Economic sector breakdown

                   Equity Portfolio      S&P 500 Index

Financials                     19%              18%
Technology                     16               18
Consumer staples               12               13
Health care                    12               12
Consumer cyclical              11                9
Energy                          7                7
Capital goods                   7                9
Communication services          6                6
Utilities                       6                4
Basic materials                 3                3
Other                           1                1



--------------------------------------------------------------------------------
                                                 Asset allocation
                                                 (% of net assets)
                         March 31, 2000          March 31, 2001

Equities (%)                       64.1%                    57.7%*
Bonds (%)                          24.0                     39.8
Cash equivalents & Other (%)       11.9                      2.5


*Percentage shown is net of short sales.

SR&F Balanced Portfolio
--------------------------------------------------------------------------------

Investment Portfolio
March 31, 2001 (Unaudited)
(In thousands)                                              NUMBER        MARKET
Common Stocks - 70.5%                                    OF SHARES         VALUE
--------------------------------------------------------------------------------
Automobiles & Components - 1.3%
   Automobile Manufacturers - 1.3%
   Ford Motor Co.....................................           51       $ 1,434
   General Motors Corp...............................           15           778
   Honda Motor Co. Ltd...............................            7           280
                                                                        --------
                                                                           2,492
                                                                        --------
Capital Goods - 10.0%
   Aerospace & Defense - 1.0%
   General Dynamics Corp.............................           17         1,060
   Raytheon Co. Class B (a)..........................           28           811
                                                                        --------
                                                                           1,871
                                                                        --------
   Consumer Electronics - 0.5%
   Philips Electronics...............................           17           464
   Sony Corp.........................................            6           423
                                                                        --------
                                                                             887
                                                                        --------
   Construction & Farm Machinery - 0.5%
   Deere & Co........................................           23           836
   Invensys PLC......................................          105           199
                                                                        --------
                                                                           1,035
                                                                        --------
   Electrical Components & Equipment - 1.1%
   Emerson Electric Co.................                         33         2,069
   Ushio Inc., First Section...........                          9           129
                                                                        --------
                                                                           2,198
                                                                        --------
   Industrial Conglomerates - 6.9%
   General Electric Co...............................          285        11,938
   Siemens AG........................................            3           324
   Tyco International Ltd............................           32         1,375
                                                                        --------
                                                                          13,637
                                                                        --------
Chemicals - 0.5%
   Diversified Chemicals - 0.5%
   E.I. DuPont De Nemours & Co.......................           23           950
                                                                        --------

Commercial Services & Supplies - 1.0%
   Diversified Commercial Services - 0.8%
   Chubb PLC.........................................          100           202
   Concord EFS, Inc. (a).............................           29         1,192
   Secom Co., Ltd....................................            5           281
                                                                        --------
                                                                           1,675
                                                                        --------
   Office Services & Supplies - 0.2%
   Buhrmann N.V......................................           13           338
                                                                        --------

Diversified Financials - 8.2%
   Consumer Finance - 0.6%
   Capital One Financial Corp........................           20         1,110
                                                                        --------

SR&F Balanced Portfolio Continued
--------------------------------------------------------------------------------

                                                            NUMBER        MARKET
                                                         OF SHARES         VALUE
--------------------------------------------------------------------------------
Diversified Financials - (continued)
   Diversified Financial Services - 7.6%
   Citigroup, Inc....................................          229      $ 10,305
   Fannie Mae........................................           12           955
   Freddie Mac.......................................           21         1,362
   Fortis............................................           12           305
   International Nederlanden Groep...................            8           513
   J.P. Morgan Chase & Co............................           14           606
   Nomura Securities Co., Ltd........................           18           321
   San Paolo - ISpA..................................           29           389
   The Goldman Sachs Group, Inc......................            3           230
                                                                        --------
                                                                          14,986
                                                                        --------
Diversified Telecommunication Services - 0.7%
   Integrated Telecommunication Services - 0.7%
   China Mobile Ltd..................................           55           243
   NTT Docomo, Inc...................................          (b)           345
   Telesp Celular Participacoes S.A. ADR.............            8           118
   Vodafone Group PLC ADR............................           27           720
                                                                        --------
                                                                           1,426
                                                                        --------
Energy - 6.6%
   Integrated Oil & Gas - 5.1%
   Amerada Hess Corp.................................            9           672
   Compagnie Francaise de Petroleum..................            5           646
   Conoco, Inc. Class B..............................           36         1,007
   Exxon Mobil Corp..................................           45         3,610
   BP Amoco PLCADR...................................           71         3,538
   Shell Transport & Trading Co. PLC.................           82           645
                                                                        --------
                                                                          10,118
                                                                        --------
   Oil & Gas Drilling - 0.3%
   Transocean Sedco Forex, Inc.......................           12           512
                                                                        --------

   Oil & Gas Equipment & Services - 1.2%
   Kinder Morgan Energy Partners, L.P................           16           997
   Schlumberger Ltd..................................           25         1,440
                                                                        --------
                                                                           2,437
                                                                        --------
Financials - 3.7%
   Banks - 3.7%
   Bank of America Corp..............................           68         3,717
   DBS Group Holdings, Ltd...........................           17           153
   FleetBoston Financial Corp........................           22           812
   ForeningsSparbanken AB............................           20           224
   Sumitomo Bank.....................................           28           248
   The Sanwa Bank Ltd................................           34           184
   UBS AG............................................            4           530
   UniCredito Italiano SpA...........................           95           408
   Wells Fargo & Co..................................           20           994
                                                                        --------
                                                                           7,270
                                                                        --------
Food, Beverages & Tobacco - 1.4%
   Packaged Foods - 0.5%
   General Mills, Inc................................           23           989
                                                                        --------

SR&F Balanced Portfolio Continued
-------------------------------------------------------------------------------

                                                            NUMBER        MARKET
                                                         OF SHARES         VALUE
-------------------------------------------------------------------------------
Food, Beverages & Tobacco - (continued)
   Soft Drink- 0.6%
   Cadbury Schweppes PLC.............................           41        $  260
   PepsiCo, Inc......................................           23         1,011
                                                                        --------
                                                                           1,271
                                                                        --------
   Tobacco - 0.3%
   Philip Morris Companies, Inc......................           11           503
                                                                        --------

Food & Drug Retailing - 1.5%
   Food Retail - 1.4%
   Cie Financiere Richemont AG, Class A Unit.........          (b)           157
   FamilyMart Co., Ltd...............................            7           107
   Nestle AG, Registered Shares......................          (b)           477
   Numico N.V........................................            5           211
   Safeway, Inc. (a).................................           29         1,610
   The Selecta Group, Registered Shares..............          (b)           110
                                                                        --------
                                                                           2,672
                                                                        --------
   Restaurants - 0.1%
   Compass Group PLC.................................           27           192
                                                                        --------

Health Care - 1.5%
   Health Care Equipment - 0.2%
   Medtronic, Inc....................................           10           448
                                                                        --------
   Health Care Facilities - 0.3%
   HCA-The Healtcare Corp............................           17           681
                                                                        --------

   Health Care Supplies - 0.3%
   Essilor International SA..........................            1           371
   Hoya Corp.........................................            3           194
                                                                        --------
                                                                             565
                                                                        --------
   Managed Health Care - 0.7%
   Aetna Life and Casualty Co. (a)...................           36         1,293
                                                                        --------

Household & Personal Products - 0.8%
   Household Product - 0.8%
   Kimberly Clark Corp...............................           10           678
   Procter & Gamble Co...............................           15           939
                                                                        --------
                                                                           1,617
                                                                        --------
Industrials - 0.1%
   Building Products - 0.1%
   Compagnie de Saint Gobain.........................            2           215
   Sidel SA..........................................            2            76
                                                                        --------
                                                                             291
                                                                        --------
Insurance - 3.0%
   Insurance Brokers - 0.6%
   Marsh & McLennan Companies, Inc...................           12         1,140
                                                                        --------

   Life & Health Insurance - 0.2%
   Aleanza Assicurazioni.............................           24           297
                                                                        --------

SR&F Balanced Portfolio Continued
--------------------------------------------------------------------------------

                                                            NUMBER        MARKET
                                                         OF SHARES         VALUE
--------------------------------------------------------------------------------
Insurance - (continued)
   Multi-Line Insurance - 1.9%
   American International Group, Inc.................           41       $ 3,284
   CNP Assurances....................................            8           261
   Skandia Forsakrings AB............................           33           296
                                                                        --------
   ..................................................                      3,841
                                                                        --------
   Property & Casualty Insurance - 0.3%
   Ambac Financial Group, Inc........................           10           609
                                                                        --------

Media - 1.9%
   Advertising - 0.2%
   Asatsu-Dk, Inc....................................            7           154
   WPP Group PLC.....................................           28           301
                                                                        --------
                                                                             455
                                                                        --------
   Broadcasting & Cable - 1.7%
   Charter Communications, Inc. (a)..................           50         1,138
   Comcast Corp., Special Class A....................           36         1,510
   EchoStar Communications Corp. Class A, (a)........           22           620
                                                                        --------
                                                                           3,268
                                                                        --------
Metals & Mining - 0.4%
   Steel - 0.4%
   Nucor Corp........................................           19           761
                                                                        --------

Paper & Forest Products - 0.4%
   Paper Products - 0.4%
   International Paper Co............................           24           866
                                                                       --------

Pharmaceuticals & Biotechnology - 6.1%
   Biotechnology - 0.6%
   Amgen, Inc. (a)...................................           13           782
   GlaxoSmithKline PLC...............................           14           366
                                                                        --------
                                                                           1,148
                                                                        --------
   Pharmaceuticals - 5.5%
   American Home Products Corp.......................           25         1,469
   Aventis S.A.......................................            7           555
   Bristol-Myers Squibb Co...........................           45         2,697
   Eli Lilly & Co....................................           27         2,100
   Johnson & Johnson.................................           20         1,741
   Merck & Co., Inc..................................           22         1,639
   Novo Nordisk A/S Class B..........................            2           364
   Roche Holding AG..................................          (b)           251
                                                                        --------
                                                                          10,816
                                                                        --------
Real Estate - 1.0%
   Real Estate Investment Trust - 0.9%
   Boston Properties, Inc............................           12           461
   Equity Residential Properties Trust...............            8           437
   Simon Property Group, Inc.........................           30           768
                                                                        --------
                                                                           1,666
                                                                        --------
   Real Estate Management & Development - 0.1%
   Mitsui Fudosan Co.................................           21           201
                                                                        --------

SR&F Balanced Portfolio Continued
--------------------------------------------------------------------------------

                                                            NUMBER        MARKET
                                                         OF SHARES         VALUE
--------------------------------------------------------------------------------
Retailing - 4.0%
   Apparel Retail - 0.1%
   Gucci Group NV....................................            3        $  213
                                                                        --------

   Department Stores - 0.6%
   Kohl's Corp. (a)..................................           20         1,234
                                                                        --------

   General Merchandise Stores - 2.2%
   Wal-Mart Stores, Inc..............................           83         4,171
                                                                        --------

   Home Improvement Retail - 1.1%
   Home Depot, Inc...................................           51         2,198
                                                                        --------

Software & Services - 4.7%
   Applications Software - 0.1%
   SAP AG............................................            2           226
                                                                        --------

   Information Technology Consulting & Services - 1.2%
   Affiliated Computer Services, Inc. Class A (a)....           23         1,499
   Cap Gemini S.A....................................            2           217
   Lloyds TSB Group PLC..............................           66           642
                                                                        --------
                                                                           2,358
                                                                        --------
   Internet Software & Services - 1.5%
   AOL Time Warner (a)...............................           65         2,610
   Exodus Communications, Inc. (a)...................           26           280
                                                                        --------
                                                                           2,890
                                                                        --------
   Systems Software - 1.9%
   Microsoft Corp....................................           46         2,499
   Oracle Corp., (a).................................           89         1,330
                                                                        --------
                                                                           3,829
                                                                        --------
Technology Hardware & Equipment - 5.5%
   Computer Hardware - 0.8%
   Legend Holdings Ltd...............................          130            89
   NEC Corp..........................................           17           269
   Sun Microsystems, Inc. (a)........................           76         1,168
                                                                        --------
                                                                           1,526
                                                                        --------
   Computer Storage & Peripherals - 0.6%
   EMC Corp. (a).....................................           32           941
   Mcdata Corporation-A Wi (a).......................            1            22
   Network Appliance, Inc. (a).......................           12           202
                                                                        --------
                                                                           1,165
                                                                        --------
   Electronic Equipment & Instruments - 0.4%
   Agilent Technologies, Inc. (a)....................           23           698
                                                                        --------

   Networking Equipment - 0.7%
   Cisco Systems, Inc. (a)...........................           86         1,360
                                                                        --------

   Office Electronics - 0.1%
   Canon, Inc........................................            6           216
                                                                        --------

SR&F Balanced Portfolio Continued
--------------------------------------------------------------------------------

                                                            NUMBER        MARKET
                                                         OF SHARES         VALUE
--------------------------------------------------------------------------------
Technology Hardware & Equipment - (continued)
   Semiconductor Equipment - 0.3%
   Teradyne Inc Rights...............................           15         $ (b)
   Teradyne, Inc. (a)................................           15           495
                                                                        --------
                                                                             495
                                                                        --------

   Semiconductors - 1.6%
   Intel Corp........................................          116         3,052
   Murata Manufacturing Co., Ltd.....................            2           165
                                                                        --------
                                                                           3,217
                                                                        --------
   Telecommunications Equipment - 1.0%
   Alcatel...........................................            4           105
   Corning, Inc......................................           29           594
   Finisar Corp. (a).................................           36           345
   JDS Uniphase Corp. (a)............................           12           221
   Matsushita Communication Industrial Co............            2           129
   Nokia Oyj ADR.....................................            8           192
   Tellabs, Inc. (a).................................           12           472
                                                                        --------
                                                                           2,058
                                                                        --------
Transportation - 0.1%
   Air Freight & Couriers - 0.1%
   TNT Post Group NV.................................           13           270
                                                                        --------

Utilities - 3.0%
   Electric Utilities - 2.1%
   AES Corp. (a).....................................           17           854
   Exelon Corp.......................................            8           518
   Mitrant Corp. (a).................................            6           220
   National Grid Group PLC...........................           54           414
   P G & E Corp Rights...............................           60           (b)
   PG&E Corp.........................................           60           747
   Southern Co.......................................           20           691
   TXU Corp..........................................           15           624
                                                                        --------
                                                                           4,068
                                                                        --------
   Gas Utilities - 0.2%
   The Williams Companies, Inc.......................            9           386
                                                                        --------

   Multi-Utilities - 0.7%
   Enron Corp........................................           17         1,000
   Vivendi Universal SA..............................            8           495
                                                                        --------
                                                                           1,495
                                                                        --------
Wireless Telecommunication Services - 3.1%
   Integrated Telecom Services - 3.1%
   AT&T Corp.........................................           35           752
   Deutsche Telekom AG Registered Shares.............            4            94
   SBC Communications, Inc., Class A.................           38         1,704
   Sonera Group Oyj..................................            9            65
   Telecom Italia SpA................................           27           268
   Verizon Communications............................           32         1,581
   WorldCom, Inc. (a)................................           88         1,637
                                                                        --------
                                                                           6,101
                                                                        --------
Total Common Stocks
(Cost of $94,503)....................................                    138,706
                                                                        --------
--------------------------------------------------------------------------------

SR&F Balanced Portfolio Continued
--------------------------------------------------------------------------------

                                                            NUMBER        MARKET
                                                         OF SHARES         VALUE
--------------------------------------------------------------------------------
Preferred Stocks - 0.7%
-------------------------------------------------------------------------------
Automobile & Components - 0.1%
   Automobile Manufacturers - 0.1%
   Volkswagen AG.....................................            7         $ 182
                                                                        --------

Healthcare - 0.1%
   Healthcare Equipment - 0.1%
   Fresenius AG......................................            1           224
                                                                        --------

Transportation, Communication, Electric,
Gas & Sanitary Services -  0.5%
   Communications
   TCI Pacific Communications, Inc. Class A..........            7           975
                                                                        --------
Total Preferred Stocks
(cost of $1,760).....................................                      1,381
                                                                        --------
--------------------------------------------------------------------------------
Bonds & Notes - 39.8%                                          PAR
--------------------------------------------------------------------------------
U.S. Government & Agency Obligations - 31.6%
   Federal Home Loan Mortgage Corp:
     6.50% 40575- 40817..............................      $ 2,989         3,026
     7.00% 7/1/28....................................        1,477         1,496
     6.50% 46113- 46997..............................        7,317         7,292
     7.00% 1/1/30....................................        2,352         2,384
                                                                        --------
                                                                          14,198
                                                                        --------
   Federal National Mortgage Association:
     5.13% 2/13/04...................................        2,623         2,643
     6.63% 9/15/09...................................        3,200         3,402
     7.13% 2/15/05...................................        2,250         2,410
                                                                        --------
                                                                           8,455
                                                                        --------
   Government National Mortgage Association:
     6.00% 47133- 47164..............................        3,158         3,102
     6.00% 3/15/29...................................          934           918
     8.00% 3/15/26...................................          193           199
     8.00% 7/15/25...................................          360           371
                                                                        --------
                                                                           4,590
                                                                        --------
   U.S. Treasury Bonds:
     6.13% 8/15/29...................................        4,175         4,484
     8.13% 8/15/19...................................        3,075         3,969
     7.63% 2/15/25...................................        2,350         2,960
                                                                        --------
                                                                          11,413
                                                                        --------
   U.S. Treasury Notes:
     5.63% 5/15/08...................................        2,540         2,652
     6.13% 8/15/07...................................        1,375         1,473
     6.25% 2/15/07...................................        2,450         2,639
     6.50% 2/15/10...................................        9,000         9,942
     7.25% 8/15/04 (c)...............................        5,200         5,644
     7.88% 11/15/04..................................        1,000         1,111
                                                                        --------
                                                                          23,461
                                                                        --------
Total U.S. Government & Agency Obligations
(cost of $60,830)....................................                     62,117
                                                                        --------
--------------------------------------------------------------------------------

SR&F Balanced Portfolio Continued
--------------------------------------------------------------------------------
                                                                          MARKET
                                                               PAR         VALUE
--------------------------------------------------------------------------------
Corporate Fixed-Income Bonds & Notes - 7.3%
Banking & Financial Services - 2.4%
   Banks & Bank Holding Co. - 2.2%
   Citicorp, 8.04% 12/15/19 (d)......................     $ 1,900       $ 1,959
   Den Danske Bank, 6.55% 9/15/03 (d)................       2,250         2,295
                                                                       --------
                                                                          4,254
                                                                       --------
   Finance Companies - 0.2%
   Household Finance Corp., 5.88% 11/1/02............         500           504
                                                                       --------

Manufacturing - 2.3%
   Chemicals - 1.2%
   Hanson Overseas BV, 6.75% 9/15/05.................       2,250         2,255
   Shin-Etsu Chemical Co Ltd.........................           3           102
                                                                       --------
                                                                          2,357
                                                                       --------
   Computers - 0.1%
   ASM Lithography Holding NV........................          11           277
                                                                       --------

   Other Corporate Bonds - 1.0%
   Florida Windstorm Underwriting Assoc.,
     7.13% 2/25/19 (d)...............................       1,900         1,930
                                                                       --------

Services - 1.4%
   Business - 0.8%
   FDX Corp., Series A1, 7.53% 9/23/06...............       1,433         1,494
                                                                       --------

   Transportation - 0.6%
   United Airlines, Inc., 9.20% 3/22/08..............       1,107         1,237
                                                                       --------

Utilities - 1.2%
   Electric - 1.2%
   Israel Electric Corp., Ltd., 7.75% 3/1/09 (d).....       2,300         2,343
                                                                       --------

Total Corporate Fixed Income Bonds & Notes
(Cost of $13,722)....................................                    14,396
                                                                       --------
-------------------------------------------------------------------------------
Non-Agency Mortgage-Backed & Asset-Backed Securities - 0.9%
Asset-Backed Securities - 0.9%
   American Mortgage Trust 1993-3,
     8.19% 9/27/22...................................         955           860
   LB Commercial Conduit Mortgage Trust,
     Series 1998-C4, Class A1B, 6.21% 10/15/08.......       1,000           997
                                                                        --------

Total Non-Agency Mortgage-Backed & Asset-Backed Securities
(Cost of $1,886).....................................                     1,857
                                                                       --------

Total Bonds & Notes (Cost of $76,438)................                    78,370
                                                                       --------
--------------------------------------------------------------------------------
Total Investments (Cost of $172,701) (e).............                   218,457
                                                                       --------
--------------------------------------------------------------------------------

SR&F Balanced Portfolio Continued
--------------------------------------------------------------------------------
                                                                          MARKET
                                                               PAR         VALUE
--------------------------------------------------------------------------------
Short-Term Obligations - 1.6%
--------------------------------------------------------------------------------
Commercial Paper
   UBS Financial Commercial Paper
     5.40% (f) 04/02/01..............................      $ 3,155      $ 3,155
                                                                       --------
--------------------------------------------------------------------------------
Other Assets & Liabilities, Net - (12.6)%............                   (24,762)
                                                                       --------
Net Assets - 100.0%..................................                  $196,850
                                                                       ========
--------------------------------------------------------------------------------

Securities Sold Short at March 31, 2001 were as follows:
Bank of America Co.                             68          3,717
BP Amoco PLC ADR                                71          3,538
Citigroup, Inc.                                150          6,747
Eli Lilly & Co.                                 20          1,533
Emerson Electric Co.                            20          1,239
General Electric Co.                           210          8,791
Intel Corp.                                     32            842
                                                          -------
Total Value of Securities Sold Short
  (Proceeds of $15,138)                                   $26,407
                                                          -------

Notes to Investment Portfolio
--------------------------------------------------------------------------------
(a)Non-income producing.
(b)Rounds to less than one.
(c)This Security or a portion thereof, with a total market value of $5,644, is being used to collateralize the future contracts shown below.
(d)Security is exempt from registration under Rule 144A of the Securities Act 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2001, the value of these securities amounted to $8,527 or 4.3% of net assets.
(e)Cost for federal income tax purposes is the same.
(f)Rate represents yield at time of purchase.

Short Futures contracts open at March 31, 2001:

                          Par Value                                  Unrealized
       Type         Covered by Contracts     Expiration Month   Depreciation at 3/31/01
      S&P 500              $1,500                  June                $(155)


Summary of Securities by Country     Country        Value          % of Total Investments
-----------------------------------------------------------------------------------------
United States                                       $200,859                91.9
Japan                                  Ja              3,750                 1.7
United Kingdom                         UK              3,222                 1.5
France                                 FR              2,941                 1.4
Netherlands                            NT              2,009                 0.9
Switzerland                            Sz              1,525                 0.7
Italy                                  IT              1,362                 0.6
Germany                                DM              1,051                 0.5
Sweden                                 Sw                520                 0.2
Denmark                                De                364                 0.2
Hong Kong                              HK                331                 0.2
Belgium                                BG                305                 0.1
Singapore                              Si                153                 0.1
Finland                                FN                 65                 0.0
                                                    --------              ------
                                                    $218,457               100.0
                                                    ========              ======

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.
            Acronym                  Name
            -------                  ----
              ADR         American Depositary Receipt

See notes to financial statements.

SR&F Balanced Portfolio
-------------------------------------------------------------------------------
Statement of Assets and Liabilities
March 31, 2001 (Unaudited)
(In thousands)


Assets
Investments at market value (cost $172,701).......                      $218,457
Short-term obligations............................                         3,155
                                                                        --------
                                                                         221,612
Cash including foreign currencies (cost of $118)..            550
Receivable for:
   Fund shares sold...............................         25,189
   Investments sold...............................            175
   Interest.......................................            569
   Dividends......................................            139
   Futures variation margin.......................             12
Cash on deposit with broker for securities
   sold short (Note 1)............................            305
Other.............................................             13         26,952
                                                          -------       --------
     Total Assets.................................                      $248,564
                                                                        --------

Liabilities
Securities sold short, at market value
   (proceeds of $15,138) (Note 1).................         26,407
Payable for shares repurchased....................         25,189
Accrued:
   Management fee.................................             91
   Bookkeeping fee................................              2
   Transfer agent fee.............................              1
Other.............................................             24
                                                          -------
    Total Liabilities.............................                        51,714
                                                                        --------
   Net Assets.....................................                      $196,850
                                                                        ========


See notes to financial statements.

SR&F Balanced Portfolio
-------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended March 31, 2001 (Unaudited)
(In thousands)


Investment Income
Interest..........................................                      $ 2,658
Dividends.........................................                          748
                                                                       --------
   Total investment income (net of nonreclaimable foreign taxes
     withheld at source of $7)....................                        3,406

Expenses
Management fee....................................          $ 600
Transfer agent fee................................              3
Bookkeeping fee...................................             14
Trustees fee......................................              7
Custodian fee.....................................             11
Audit fee.........................................              8
Legal fee.........................................              4
Other.............................................             14
                                                         --------
Total expenses....................................                          661
                                                                       --------
   Custodian credits earned.......................             (4)
                                                         --------
   Net expenses...................................                          657
                                                                       --------
   Net Investment Income..........................                        2,749
                                                                       --------
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
   Investments....................................         13,895
   Closed futures contracts.......................           (438)
   Foreign currency transactions..................              6
                                                         --------
   Net realized gain..............................                       13,463
Net Change in Unrealized Appreciation/Depreciation during
   the period on investments, futures contracts
     and foreign currency transactions............                      (43,185)
                                                                       --------
   Net Loss.......................................                      (29,722)
                                                                       --------
Decrease in Net Assets Resulting from Operations..                     $(26,973)
                                                                       ========



See notes to financial statements.

SR&F Balanced Portfolio
-------------------------------------------------------------------------------

Statement of Changes in Net Assets
(All amounts in thousands)

                                                      (Unaudited)
                                                       Six months
                                                            ended      Year ended
                                                        March 31,   September 30,
                                                             2001            2000
                                                    -------------   -------------
Operations
Net investment income.............................        $ 2,749         $ 5,959
Net realized gain on investments..................         13,463          11,636
Net change in unrealized appreciation/depreciation
   on investments.................................        (43,185)         10,430
                                                         --------        --------
   Net increase/decrease in net assets resulting
     from operations..............................        (26,973)         28,025
                                                         --------        --------
Transactions in Investors' Beneficial Interest
Contributions.....................................          1,376          12,365
Withdrawals.......................................        (15,019)        (57,490)
                                                         --------        --------
Net Decrease from transactions on
        investors' beneficial interest............        (13,643)        (45,125)
                                                         --------        --------
Net decrease in net assets........................        (40,616)        (17,100)

Total Net Assets
Beginning of period...............................        237,466         254,566
                                                         --------        --------
End of period.....................................       $196,850        $237,466
                                                         ========        ========



See notes to financial statements.

Stein Roe Balanced Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
March 31, 2001 (Unaudited)
(All amounts in thousands, except per-share data)

Assets
Investments in Portfolio, at value................                     $196,722
Receivable for Fund shares sold...................                            6
Other.............................................                           13
                                                                       --------
     Total Assets.................................                      196,741

Liabilities
Payable for Fund shares repurchased...............             19
Accrued:
   Administration fee.............................             25
   Transfer agent fee.............................             36
   Bookkeeping fee................................              2
Other.............................................            101
                                                          -------
    Total Liabilities.............................                          183
                                                                       --------
   Net Assets.....................................                     $196,558
                                                                       --------

Analysis of Net Assets
Paid-in capital...................................                     $149,257
Undistributed net investment income...............                          237
Accumulated net realized gains allocated from Portfolio                  12,772
Net unrealized appreciation on investments, futures contracts
   and foreign currencies allocated from Portfolio                       34,292
                                                                       --------
                                                                       $196,558
                                                                       --------
Shares outstanding (unlimited number authorized)..                        7,240
                                                                       ========

Net asset value per share.........................                     $  27.15
                                                                       ========



See notes to financial statements.

Stein Roe Balanced Fund
--------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended March 31, 2001 (Unaudited)
(All amounts in thousands)


Investment Income
Interest allocated from Portfolio.................                      $ 2,657
Dividends allocated from Portfolio................                          749
                                                                       --------
   Total investment income........................                        3,406
Expenses
Expenses allocated from Portfolio.................         $  653
Administrative fee................................            163
Transfer agent fees...............................            254
Bookkeeping fee...................................             15
Trustee's fee.....................................              4
Custodian fee.....................................              1
Audit fee.........................................              4
Legal fee.........................................              1
Registration fee..................................             13
Reports to shareholders...........................             14
Other.............................................             23
                                                          -------
   Total expenses.................................                        1,145
                                                                       --------
Net Investment Income.............................                        2,261
                                                                       --------
Net Realized & Unrealized Gain (Loss) allocated from Portfolio
Net Realized Gain (Loss) on investments...........                       13,453
Net Change in Unrealized Appreciation/Depreciation during
   the period on investments......................                      (43,167)
                                                                        -------
Net Loss on investments...........................                      (29,714)
                                                                       --------
Decrease in Net Assets resulting from Operations..                     $(27,453)
                                                                       ========



See notes to financial statements.

Stein Roe Balanced Fund
-------------------------------------------------------------------------------

Statement of Changes in Net Assets
(All amounts in thousands)

                                                      (Unaudited)
                                                       Six months
                                                            ended      Year ended
                                                        March 31,   September 30,
                                                             2001            2000
                                                     ------------      ----------
Operations:
Net investment income.............................        $ 2,261         $ 4,909
Net realized gain.................................         13,453          11,636
Net unrealized appreciation/depreciation..........        (43,167)         10,411
                                                         --------        --------
   Net Increase (Decrease) from Operations........        (27,453)         26,956
Distributions to Shareholders:
Distributions from net investment income..........         (2,018)         (4,806)
Distributions from net realized gains.............        (10,850)        (19,324)
                                                         --------        --------
   Total distributions to shareholders............        (12,868)        (24,130)
                                                         --------        --------
Share Transactions:
Subscriptions to Fund shares......................          4,635          20,743
Value of distributions reinvested.................         11,146          20,711
Redemptions of Fund shares........................        (14,508)        (59,364)
                                                         --------        --------
   Net Increase (Decrease) from Fund Share
        Transactions..............................          1,273         (17,910)
                                                         --------        --------
   Total Decrease.................................        (39,048)        (15,084)

Total Net Assets
Beginning of period...............................        235,606         250,690
                                                         --------        --------
End of period (net of undistributed
        (overdistributed) net investment
        income of $237 and ($6), respectively)....       $196,558        $235,606
                                                         ========        ========

Analysis of Changes in Shares of Beneficial Interest:
Subscriptions to Fund shares......................            159             636
Value of distributions reinvested.................            369             653
Redemptions of Fund shares........................           (487)         (1,840)
                                                         --------        --------
                                                               41            (551)
                                                         --------        --------


See notes to financial statements.

Notes to Financial Statements (unaudited)
-------------------------------------------------------------------------------
March 31, 2001 (Unaudited)


Note 1. Organization
Stein Roe Balanced Fund (the Fund) is a series of Liberty-Stein Roe Funds Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Balanced Portfolio (the Portfolio). The Fund may issue an unlimited number of shares.
   The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 3, 1997. The Portfolio allocates income, expenses, realized and unrealized gains (losses) to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At March 31, 2001 the Fund owned 99.9% of the Portfolio.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and Portfolio in the preparation of the financial statements.

Security valuation and transactions
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.
   Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.
   Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.
   Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
   The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.
   Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.
   Security transactions are accounted for on the date the securities are purchased, sold or mature.
   Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Securities sold short against the box

The Portfolio engages in selling securities short against the box: that is, enter into short sales of securities that it currently owns or has the right to acquire through conversion or exchange of other securities that it owns at no additional costs. The Portfolio may

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.
   In connection with the Fund's investment in short sales, the Fund had borrowed the proceeds on the securities sold short against the broker margin account. As a result, interest is charged on this borrowing, which is offset by interest income earned on the margin account. These amounts are included net in interest income on the Statement of Operations.

Federal income taxes
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

Interest income, debt discount and premium
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

Distributions to shareholders
Distributions to shareholders are recorded on the ex-date.
   The amount and character of income and gains to be to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign currency transactions
Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.
   The Portfolio does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

Forward currency contracts
The Portfolio may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Funds portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other
Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.


Note 2. Fees and Compensation
Paid to Affiliates

Management fee
Stein Roe and Farnham Inc. (the Advisor) is the investment Advisor of the Portfolio and receives a monthly fee as follows:
Average Net Assets    Annual Fee Rate
------------------    ---------------
1st $500 million                0.55%
Next $500 million               0.50%
Over $1 billion                 0.45%

Administration fee
The Advisor also provides accounting and other services for a monthly fee to the Fund as follows:
Average Net Assets    Annual Fee Rate
------------------    ---------------
1st $500 million               0.150%
Next $500 million              0.125%
Over $1 billion                0.100%

Bookkeeping fee
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $25,000 plus 0.0025% annually of the Portfolio's and Fund's average daily net assets over $50 million.

Transfer agent fee
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.22% annually of the Fund's average daily net assets and receives reimbursement for certain out of pocket expenses. The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

Other
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

Notes to Financial Statements Continued
-------------------------------------------------------------------------------

Note 3. Portfolio Information
For the six months ended March 31, 2001, purchases and sales of investments, other than short-term and U.S. government obligations, were $41,508,827 and $48,943,258 respectively. Purchases and sales of U.S. government obligations were $17,917,889 and $1,278,320 respectively.
   Unrealized appreciation (depreciation) for the six months ended March 31, 2001 based on cost of investments for federal income tax purposes was:
Gross unrealized
   appreciation          $ 57,034,524
Gross unrealized
   depreciation           (22,702,829)
                         ------------
   Net unrealized
     appreciation        $ 34,331,695
                         ------------
Other
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.
   The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 4. Line of Credit
The Trust participates in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trust to borrow from the custodian at any time upon notice from the Trust. The uncommitted line of credit permits the Trust to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trust for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance repurchase of Fund shares. Interest is charged to each trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by each Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in other expenses on the Statement of Operations. For the six months ended March 31, 2001, the Trust and Fund had no borrowings under the agreement.

Note 5. Other related party transactions
For the six months ended March 31, 2001, the Portfolio used AlphaTrade, a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to AlphaTrade during the six months were $2,790.

Notes to Financial Statements Continued
-------------------------------------------------------------------------------

6. Voting Rights
On December 27, 2000, a Special Meeting of Shareholders of Stein Roe Balanced Fund (Fund) was held to conduct the vote for and against the approval of the Items listed on the Fund's Proxy Statements for said Meetings. The election of eleven Trustees was passed on December 27, 2000, however, the approval of the remaining proposals did not pass and the Meeting was adjourned until January 25, 2001, at which time the proposals passed. On September 29, 2000, the record date for the Meeting, the Fund had shares of beneficial interest outstanding representing 235,850,967.48 of net asset value (NAV). The votes cast at each Meeting were as follows:

Election of eleven Board of Trustees:
                                For                  Withheld
Douglas A. Hacker       120,338,579.5083         5,280,809.8405
Janet Langford Kelly    120,348,833.3368         5,270,556.0120
Richard W. Lowry        120,347,307.1540         5,272,082.1948
Salvatore Macera        120,047,709.3353         5,571,680.0135
William E. Mayer        120,352,884.4135         5,266,504.9353
Charles R. Nelson       120,352,364.6383         5,267,024.7105
John J. Neuhauser       120,346,935.7690         5,272,453.5798
Joseph R. Palombo       120,352,257.7750         5,267,131.5738
Thomas E. Stitzel       120,341,358.5095         5,278,030.8393
Thomas C. Theobald      120,170,438.7485         5,448,950.6003
Anne-Lee Verville       120,345,204.8333         5,274,184.5155

Election of eleven Trustees to the SR&F Base Trust:
                                For                 Withheld
Douglas A. Hacker       120,338,579.5083        5,280,809.8405
Janet Langford Kelly    120,348,833.3368        5,270,556.0120
Richard W. Lowry        120,347,307.1540        5,272,082.1948
Salvatore Macera        120,047,709.3353        5,571,680.0135
William E. Mayer        120,352,884.4135        5,266,504.9353
Charles R. Nelson       120,352,364.6383        5,267,024.7105
John J. Neuhauser       120,346,935.7690        5,272,453.5798
Joseph R. Palombo       120,352,257.7750        5,267,131.5738
Thomas E. Stitzel       120,341,358.5095        5,278,030.8393
Thomas C. Theobald      120,170,438.7485        5,448,950.6003
Anne-Lee Verville       120,345,204.8333        5,274,184.5155

NAV being a plurality of the NAV represented at the Meeting.

To approve a new Sub-Advisory Agreement with Unibank Securities, Inc.

For:            149,937,007.90  NAV being a majority of the NAV
                                represented at the Meeting
Against:            820,080.90  NAV
Abstain:          1,335,392.06  NAV

   To approve the modification of the fundamental investment restriction relating to borrowing.

For:                   140,401,410.98 NAV being a majority of
                                      the NAV represented at
                                      the Meeting
Against:                10,834,496.91 NAV
Abstain:                 7,541,762.72 NAV
Delivered Not Voted:     3,445,038.00

   To approve modification to the fundamental investment restriction relating to borrowing for the International Portfolio of SR&F Base Trust.

For:                  140,939,482.70 NAV being a majority of
                                     the NAV represented at
                                     the Meeting
Against:               10,124,108.86 NAV
Abstain:                7,714,079.03 NAV
Delivered Not Voted:    3,445,038.00

Financial Highlights
--------------------------------------------------------------------------------

Balanced Fund

Selected data for a share outstanding throughout the period are as follows:
                                                                        (Unaudited)
                                                                   Six months ended        Years ended
                                                                          March 31,      September 30,
                                                                               2001        2000        1999
                                                                   ----------------    --------    --------
Net Asset Value, Beginning of Period                                        $ 32.73     $ 32.35     $ 30.70
                                                                           --------    --------    --------
Income From Investment Operations
   Net investment income (a)                                                   0.31        0.66        0.78
   Net realized and unrealized gain (loss) on investments                     (4.09)       2.91        3.85
                                                                           --------    --------    --------
     Total from investment operations                                         (3.78)       3.57        4.63
                                                                           --------    --------    --------
Distributions
   Net investment income                                                      (0.28)      (0.69)      (0.90)
   Net realized capital gains                                                 (1.52)      (2.50)      (2.08)
                                                                           --------    --------    --------
     Total distributions                                                      (1.80)      (3.19)      (2.98)
                                                                           --------    --------    --------
Net Asset Value, End of Period                                              $ 27.15     $ 32.73     $ 32.35
                                                                           ========    ========    ========
Ratio of net expenses to average net assets (b)                                1.05%(c)    1.17%       1.14%(d)
Ratio of net investment income to average net assets (b)                       2.08%(c)    2.03%       2.35%(d)
Portfolio turnover rate                                                         N/A         N/A         N/A
Total return (f)                                                          (12.05)%(g)     11.55%      15.74%
Net assets, end of year (000's)                                            $196,558    $235,606    $250,690




                                                                  Years ended September 30,
                                                                  1998        1997        1996
                                                                --------    --------    --------
Net Asset Value, Beginning of Period                             $ 33.41     $ 30.07     $ 27.82
                                                                --------    --------    --------
Income From Investment Operations
   Net investment income (a)                                        0.95        0.95        1.00
   Net realized and unrealized gain (loss) on investments          (0.90)       5.61        2.96
                                                                --------    --------    --------
     Total from investment operations                               0.05        6.56        3.96
                                                                --------    --------    --------
Distributions
   Net investment income                                           (0.76)      (0.96)      (1.01)
   Net realized capital gains                                      (2.00)      (2.26)      (0.70)
                                                                --------    --------    --------
     Total distributions                                           (2.76)      (3.22)      (1.71)
                                                                --------    --------    --------
Net Asset Value, End of Period                                   $ 30.70     $ 33.41     $ 30.07
                                                                ========    ========    ========
Ratio of net expenses to average net assets (b)                     1.03%       1.05%       1.05%
Ratio of net investment income to average net assets (b)            2.90%       3.02%       3.45%
Portfolio turnover rate                                              N/A          15%(e)      87%(e)
Total return (f)                                                    0.14%      23.60%      14.83%
Net assets, end of year (000's)                                 $247,852    $284,846    $231,063



(a) Per share data was calculated using average shares outstanding during the period.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(c) Annualized.
(d) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of seven basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.
(e) Prior to commencement of operations of the Portfolio.
(f) Total return at net asset value assuming all distributions reinvested.
(g) Not annualized.


--------------------------------------------------------------------------------
SR&F Balanced Portfolio

                                                              (Unaudited)
                                                         Six months ended                                               Period Ended
                                                                March 31,           Years ended September 30,          September 30,
                                                                     2001        2000           1999           1998          1997(a)
                                                         ----------------    ----------     ----------     ----------     ----------
Ratio of net expenses to average net assets.............         0.62%(b)      0.74%          0.71%(c)         0.61%        0.60%(b)
Ratio of net investment income to average net assets....         2.57%(b)      2.46%          2.78%(c)         3.31%        3.52%(b)
Portfolio turnover rate.................................           28%(d)        30%            41%              61%          21%

(a)From commencement of operations on February 3, 1997.
(b)Annualized.
(c)During the year ended September 30, 1999, the Portfolio experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Portfolio's ratios disclosed above reflects the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.
(d)Not annualized.

pages 28-29

Liberty-Stein Roe Funds Investment Trust
-------------------------------------------------------------------------------
Trustees
Douglas A. Hacker
Executive Vice President and Chief Financial
  Officer of UAL, Inc.
Janet Langford Kelly
Executive Vice President-Corporate Development,
  General Counsel and Secretary, Kellogg Co.
Richard W. Lowry
Private Investor
Salvatore Macera
Private Investor
William E. Mayer
Managing Partner, Park Avenue Equity Partners
Charles R. Nelson
Van Voorhis Professor, Department of Economics,
  University of Washington; Consultant on
  Economic and Statistical Matters
John J. Neuhauser
Academic Vice President and Dean of Faculties,
  Boston College
Joseph E. Palombo
Chief Operations Officer, Mutual Funds, Liberty
  Financial Companies, Inc.; Executive Vice
  President and Director of Colonial Management
  Associates, Inc. and Stein Roe & Farnham
  Incorporated; Executive Vice President and
  Chief Administrative Officer of Liberty Funds
  Group LLC
Thomas E. Stitzel
Business Consultant and Chartered
Financial Analyst
Thomas C. Theobald
Managing Director, William Blair Capital Partners
Anne-Lee Verville
Consultant

Officers
Stephen E. Gibson, President
William D. Andrews, Executive Vice President
Loren A. Hansen, Executive Vice President
Kevin M. Carome, Executive Vice President,
  Secretary

Agents and Advisors
Stein Roe & Farnham Incorporated
Investment Advisor
Nordea Securities, Inc.
Sub-Advisor
State Street Bank and Trust Company
Custodian
Liberty Funds Services, Inc.
Transfer Agent
Bell, Boyd & Lloyd
Legal Counsel to the Fund and Portfolio
PricewaterhouseCoopers LLP
Independent Accountants

The Stein Roe Mutual Funds

Fixed Income Funds
Cash Reserves Fund
Municipal Money Market Fund
Intermediate Municipals Fund
Managed Municipals Fund
High-Yield Municipals Fund
Intermediate Bond Fund
Income Fund
High Yield Fund

Equity Funds
Balanced Fund
Growth Stock Fund
Growth Investor Fund
Young Investor Fund
Midcap Growth Fund
Focus Fund
Capital Opportunities Fund
Small Company Growth Fund
Asia Pacific Fund
International Fund
Global Thematic Equity Fund
European Thematic Equity Fund


                             Stein Roe Mutual Funds
                                   PO Box 8900
                         Boston, MA 02205-8900 Financial
                           Advisors call: 800-322-0593
                         Shareholders call: 800-338-2550
                                www.steinroe.com

                         Liberty Funds Distributor, Inc.

                                                  S31-03/336F-0301 (5/01) 01/897